Post-Retirement and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 175	$ 86
Net amount generated/arising in current year, actuarial (gains)/losses	43	98
Amortization, actuarial (gains)/losses	(14)	(6)
Foreign currency translation, actuarial (gains)/losses before tax	5	(3)
Other comprehensive loss, actuarial (gains)/losses, ending balance	209	175
Other comprehensive loss, prior service cost, beginning balance	10	11
Net amount generated/arising in current year, prior service cost	4
Amortization, prior service cost	(5)	(1)
Other comprehensive loss, prior service cost, ending balance	9	10
Other comprehensive loss, Total, beginning balance	185	97
Net amount generated/arising in current year, Total	47	98
Amortization, Total	(19)	(7)
Foreign currency translation adjustment, Total	5	(3)
Other comprehensive loss, Total, ending balance	$ 218	$ 185